Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Common stock warrant liabilities (Private Placement Warrants)	$ 497	$ 0
Recurring
Assets:
Short-term investments (certificates of deposit)	8,000
Total financial assets	218,821	35,623
Liabilities:
Contingent earnout liability	103,660
Common stock warrant liabilities (Private Placement Warrants)	497
Financial liabilities	104,157
Recurring | Level 1
Assets:
Short-term investments (certificates of deposit)	0
Total financial assets	208,821	35,623
Liabilities:
Contingent earnout liability	0
Common stock warrant liabilities (Private Placement Warrants)	0
Financial liabilities	0
Recurring | Level 2
Assets:
Short-term investments (certificates of deposit)	8,000
Total financial assets	10,000	0
Liabilities:
Contingent earnout liability	0
Common stock warrant liabilities (Private Placement Warrants)	0
Financial liabilities	0
Recurring | Level 3
Assets:
Short-term investments (certificates of deposit)	0
Total financial assets	0	0
Liabilities:
Contingent earnout liability	103,660
Common stock warrant liabilities (Private Placement Warrants)	497
Financial liabilities	104,157
Recurring | Cash equivalents (money market funds)
Assets:
Cash equivalents	208,821	35,623
Recurring | Cash equivalents (money market funds) | Level 1
Assets:
Cash equivalents	208,821	35,623
Recurring | Cash equivalents (money market funds) | Level 2
Assets:
Cash equivalents	0	0
Recurring | Cash equivalents (money market funds) | Level 3
Assets:
Cash equivalents	0	$ 0
Recurring | Cash equivalents (certificates of deposit)
Assets:
Cash equivalents	2,000
Recurring | Cash equivalents (certificates of deposit) | Level 1
Assets:
Cash equivalents	0
Recurring | Cash equivalents (certificates of deposit) | Level 2
Assets:
Cash equivalents	2,000
Recurring | Cash equivalents (certificates of deposit) | Level 3
Assets:
Cash equivalents	$ 0